Cover page Cover page	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	SM Energy Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31539
Entity Tax Identification Number	41-0518430
Entity Address, Address Line One	1775 Sherman Street, Suite 1200,
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	(303)
Local Phone Number	861-8140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	SM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000893538
Amendment Flag	true
Amendment Description	SM Energy Company (the “Company”) is filing this amendment to the Current Report on Form 8-K that was filed on February 24, 2022, to correct a clerical error in Exhibit 99.1, impacting the following line items for the three months ended December 31, 2021, on the Consolidated Statements of Cash Flows: “Cash, cash equivalents, and restricted cash at beginning of period” and “Cash, cash equivalents, and restricted cash at end of period”.